Note 11 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 16,497	$ 1,119,735	$ 849,701
Dividends to Series B preferred shares	(1,748,981)	(565,229)
Preferred deemed dividend	(185,665)
Net income / (loss) attributable to common shareholders	$ (1,918,149)	$ 554,506	$ 849,701
Weighted average common shares – outstanding, basic and diluted (in shares)	2,251,439	2,232,821	2,213,505
Basic and diluted earnings / (loss) per share (in dollars per share)	$ (0.85)	$ 0.25	$ 0.38